Condensed Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 266,082	$ 216,683
Customer accounts and other restricted cash	1,012,533	1,081,896
Accounts receivable, net of allowance for credit losses of $4,078 and $7,994, respectively	158,478	158,197
Settlement receivables, net of allowance for credit losses of $4,920 and $4,082, respectively	162,853	138,565
Prepaid expenses and other current assets	101,036	81,298
Derivative financial assets	2,467	0
Contingent consideration receivable - current	826	0
Total current assets	1,704,275	1,676,639
Deferred tax assets	91,304	91,304
Property, plant and equipment, net	28,177	24,297
Operating lease right-of-use assets	41,194	40,620
Derivative financial assets	0	5,502
Intangible assets, net	949,651	981,315
Goodwill	2,074,455	1,976,851
Contingent consideration receivable - non-current	3,312	0
Other assets – non-current	14,535	12,806
Total assets	4,906,903	4,809,334
Current liabilities
Accounts payable and other liabilities	197,182	176,940
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,191,609	1,235,104
Operating lease liabilities – current	9,023	7,653
Income taxes payable	2,353	5,495
Warrant liabilities	889	0
Contingent consideration payable - current	1,945	8,070
Liability for share-based compensation – current	4,676	2,126
Total current liabilities	1,417,867	1,445,578
Non-current debt	2,540,748	2,353,358
Operating lease liabilities - non-current	35,444	35,573
Deferred tax liabilities	102,548	91,570
Warrant liabilities	0	1,401
Derivative financial liabilities - non-current	1,133	0
Liability for share-based compensation – non-current	1,573	2,268
Contingent consideration payable - non-current	672	325
Total liabilities	4,099,985	3,930,073
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 63,527,152 shares issued and 58,846,732 outstanding as of June 30, 2025 and 62,511,104 shares issued and 59,888,304 outstanding as of December 31, 2024	762	750
Additional paid in capital	3,206,887	3,199,119
Accumulated deficit	(2,307,138)	(2,237,534)
Treasury shares - at cost; 4,680,420 shares as of June 30, 2025 and 2,622,800 shares as of December 31, 2024	(71,836)	(42,586)
Accumulated other comprehensive loss	(21,757)	(40,488)
Total shareholder's equity	806,918	879,261
Total liabilities and shareholder’s equity	$ 4,906,903	$ 4,809,334